Borrowings (Details) - Schedule of borrowings - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Borrowings Abstract
Secured term loans	$ 86,435,137	$ 94,792,088	$ 94,163,751
Promissory notes	2,265,000
Bank overdraft		3,745,048
Total	$ 88,700,137	$ 98,537,136